Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2018
Supplemental Information [Abstract]
Schedule of supplemental information of income statement

	Statement of Operations
	Industrial Activities			Financial Services
	2018	2017	2016	2018	2017	2016
	(in millions)
Revenues
Net sales	$27,831	$25,769	$23,216	$—	$—	$—
Finance and interest income	100	122	153	1,989	2,028	1,916
Total Revenues	$27,931	$25,891	$23,369	$1,989	$2,028	$1,916
Costs and Expenses
Cost of goods sold	$22,958	$21,572	$19,420	$—	$—	$—
Selling, general & administrative expenses	2,136	2,056	1,963	215	259	283
Research and development expenses	1,061	957	860	—	—	—
Restructuring expenses	61	90	43	—	3	1
Interest expense	468	604	694	558	555	521
Other, net	267	420	882	730	744	640
Total Costs and Expenses	$26,951	$25,699	$23,862	$1,503	$1,561	$1,445
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates	980	192	(493)	486	467	471
Income tax (expense)	(286)	(415)	(136)	(131)	(42)	(161)
Equity income of unconsolidated subsidiaries and affiliates	20	61	34	30	27	24
Results from intersegment investments	385	452	334	—	—	—
Net income (loss)	$1,099	$290	$(261)	$385	$452	$334

Schedule of supplemental information of balance sheet

	Balance Sheets
	Industrial Activities		Financial Services
	2018	2017	2018	2017
	(in millions)
ASSETS
Cash and cash equivalents	$4,553	$4,901	$478	$529
Restricted cash	—	—	772	770
Trade receivables	398	490	34	53
Financing receivables	1,253	1,718	20,252	20,699
Inventories, net	6,510	6,236	216	216
Property, plant and equipment, net	5,899	6,829	2	2
Investments in unconsolidated subsidiaries and affiliates	3,126	3,173	219	205
Equipment under operating leases	34	35	1,740	1,810
Goodwill	2,301	2,316	152	156
Other intangible assets, net	774	779	14	13
Deferred tax assets	635	869	175	198
Derivative assets	81	73	24	14
Other assets	1,707	1,742	323	358
TOTAL ASSETS	$27,271	$29,161	$24,401	$25,023
LIABILITIES AND EQUITY
Debt	6,347	7,443	20,436	21,075
Trade payables	5,771	5,936	173	193
Deferred tax liabilities	83	94	250	215
Pension, postretirement and other postemployment benefits	1,470	2,280	18	20
Derivative liability	89	88	26	20
Other liabilities	8,413	9,063	681	686
TOTAL LIABILITIES	$22,173	$24,904	$21,584	$22,209
Equity	5,068	4,232	2,817	2,814
Redeemable noncontrolling interest	30	25	—	—
TOTAL LIABILITIES AND EQUITY	$27,271	$29,161	$24,401	$25,023

Schedule of supplemental information of cash flow

	Cash Flow Statements
	Industrial Activities			Financial Services
	2018	2017	2016	2018	2017	2016
	(in millions)
Operating activities:
Net income (loss)	$1,099	$290	$(261)	$385	$452	$334
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	699	720	710	4	5	6
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	387	328	284	247	297	261
(Gain) loss from disposal of assets	2	—	3	—	—	—
Loss on repurchase of Notes	22	56	60	—	8	—
Undistributed income (loss) of unconsolidated subsidiaries	(93)	(107)	37	(31)	(27)	(25)
Other non-cash items	111	188	73	47	87	122
Changes in operating assets and liabilities:
Provisions	(54)	224	2	6	(6)	4
Deferred income taxes	10	219	42	38	(95)	22
Trade and financing receivables related to sales, net	35	147	(7)	(207)	(823)	(90)
Inventories, net	(396)	207	378	508	475	391
Trade payables	280	359	121	(8)	8	(19)
Other assets and liabilities	(319)	160	506	46	50	155
Net cash provided by operating activities	1,783	2,791	1,948	1,035	431	1,161
Investing activities:
Additions to retail receivables	—	—	—	(4,269)	(4,078)	(3,951)
Collections of retail receivables	—	—	—	4,016	4,384	4,569
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	7	17	12	—	—	—
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and sold under buy-back commitments	(550)	(488)	(501)	(8)	(4)	(2)
Expenditures for assets under operating lease and assets sold under buy-back commitments	(625)	(1,079)	(884)	(719)	(664)	(747)
Other	720	(275)	385	(532)	272	(642)
Net cash provided (used) by investing activities	(448)	(1,825)	(988)	(1,512)	(90)	(773)
Financing activities:
Proceeds from long-term debt	629	2,006	1,754	15,582	13,890	10,875
Payments of long-term debt	(1,684)	(2,580)	(2,085)	(15,237)	(14,222)	(11,685)
Net increase (decrease) in other financial liabilities	27	(308)	(219)	359	362	87
Dividends paid	(243)	(168)	(207)	(264)	(357)	(341)
Other	(156)	(25)	(58)	40	46	105
Net cash provided (used) by financing activities	(1,427)	(1,075)	(815)	480	(281)	(959)
Effect of foreign exchange rate changes on cash and cash equivalents	(256)	361	(62)	(52)	34	31
Increase (decrease) in cash and cash equivalents	(348)	252	83	(49)	94	(540)
Cash and cash equivalents, beginning of year	4,901	4,649	4,566	1,299	1,205	1,745
Cash and cash equivalents, end of year	$4,553	$4,901	$4,649	$1,250	$1,299	$1,205